UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

125 High Street, Room 1802
Boston, MA 02110
(adress of principal executive offices)

David Randall
125 High St, Room 1802
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     800-225-6704

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507

                           INVESTMENT COMPANY REPORT

ROCK-TENN COMPANY

Security        772739207          Meeting Type       Annual

Ticker Symbol   RKT                Meeting Date       27-Jan-2012

ISIN            US7727392075       Agenda             933536293 - Management

                                                                                  FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE     VOTE   MANAGEMENT
----  --------                                                 ---------- ------- -----------
01    DIRECTOR                                                 Management

         1   RALPH F. HAKE                                                For       For

         2   TERRELL K. CREWS                                             For       For

         3   TIMOTHY J. BERNLOHR                                          For       For

         4   JAMES A. RUBRIGHT                                            For       For

         5   BETTINA M. WHYTE                                             For       For

         6   JAMES E. YOUNG                                               For       For

02    TO ADOPT AND APPROVE AN AMENDMENT AND RESTATEMENT OF     Management Against   Against
      THE ROCK-TENN COMPANY 2004 INCENTIVE STOCK PLAN TO
      INCREASE BY 3,300,000 THE NUMBER OF SHARES OF OUR
      CLASS A COMMON STOCK AVAILABLE FOR EQUITY AWARDS
      UNDER THE PLAN, ALL AS MORE FULLY DESCRIBED IN
      THE PROXY STATEMENT.

03    TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE  Management For       For
      AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
      FIRM OF ROCK-TENN COMPANY.

04    AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.              Management Against   Against



                           INVESTMENT COMPANY REPORT


CITIGROUP INC.

Security        172967424          Meeting Type       Annual

Ticker Symbol   C                  Meeting Date       17-Apr-2012

ISIN            US1729674242       Agenda             933557069 - Management

                                                                                        FOR/AGAINST
ITEM  PROPOSAL                                                         TYPE      VOTE   MANAGEMENT
----  --------                                                      ----------- ------- -----------

1A    ELECTION OF DIRECTOR: FRANZ B. HUMER                          Management  For       For

1B    ELECTION OF DIRECTOR: ROBERT L. JOSS                          Management  For       For

1C    ELECTION OF DIRECTOR: MICHAEL E. O'NEILL                      Management  For       For

1D    ELECTION OF DIRECTOR: VIKRAM S. PANDIT                        Management  For       For

1E    ELECTION OF DIRECTOR: LAWRENCE R. RICCIARDI                   Management  For       For

1F    ELECTION OF DIRECTOR: JUDITH RODIN                            Management  For       For

1G    ELECTION OF DIRECTOR: ROBERT L. RYAN                          Management  For       For

1H    ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO                    Management  For       For

1I    ELECTION OF DIRECTOR: JOAN E. SPERO                           Management  For       For

1J    ELECTION OF DIRECTOR: DIANA L. TAYLOR                         Management  For       For

1K    ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.                Management  For       For

1L    ELECTION OF DIRECTOR: ERNESTO ZEDILLO PONCE DE LEON           Management  For       For

02    PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S        Management  For       For
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.

03    PROPOSAL TO APPROVE AN AMENDMENT TO THE CITIGROUP 2009 STOCK  Management  Against   Against
      INCENTIVE PLAN.

04    ADVISORY APPROVAL OF CITI'S 2011 EXECUTIVE COMPENSATION.      Management  Against   Against

05    STOCKHOLDER PROPOSAL REQUESTING A REPORT ON PRIOR             Shareholder Against   For
      GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS.

06    STOCKHOLDER PROPOSAL REQUESTING A REPORT ON LOBBYING AND      Shareholder Against   For
      POLITICAL CONTRIBUTIONS.

07    STOCKHOLDER PROPOSAL REQUESTING THAT EXECUTIVES RETAIN 25%    Shareholder For       Against
      OF THEIR STOCK FOR ONE YEAR FOLLOWING TERMINATION.

08    STOCKHOLDER PROPOSAL REQUESTING THAT THE AUDIT COMMITTEE      Shareholder Against   For
      CONDUCT AN INDEPENDENT REVIEW AND REPORT ON CONTROLS
      RELATED TO LOANS, FORECLOSURES, AND SECURITIZATIONS.


                           INVESTMENT COMPANY REPORT


NL INDUSTRIES, INC.

Security        629156407          Meeting Type       Annual

Ticker Symbol   NL                 Meeting Date       16-May-2012

ISIN            US6291564077       Agenda             933579510 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                       TYPE     VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
 1    DIRECTOR                                                    Management

         1  CECIL H. MOORE, JR.                                              For       For

         2  GLENN R. SIMMONS                                                 For       For

         3  HAROLD C. SIMMONS                                                For       For

         4  THOMAS P. STAFFORD                                               For       For

         5  STEVEN L. WATSON                                                 For       For

         6  TERRY N. WORRELL                                                 For       For

 2    2012 DIRECTOR STOCK PLAN                                    Management For       For

 3    NONBINDING ADVISORY VOTE APPROVING NAMED EXECUTIVE OFFICER  Management Against   Against
      COMPENSATION.



                           INVESTMENT COMPANY REPORT


CORE-MARK HOLDING COMPANY, INC.

Security        218681104          Meeting Type       Annual

Ticker Symbol   CORE               Meeting Date       22-May-2012

ISIN            US2186811046       Agenda             933594170 - Management

                                                                                 FOR/AGAINST
ITEM  PROPOSAL                                                   TYPE     VOTE   MANAGEMENT
----  --------                                                ---------- ------- -----------

1A.   ELECTION OF DIRECTOR: ROBERT A. ALLEN                   Management For       For

1B.   ELECTION OF DIRECTOR: STUART W. BOOTH                   Management For       For

1C.   ELECTION OF DIRECTOR: GARY F. COLTER                    Management For       For

1D.   ELECTION OF DIRECTOR: ROBERT G. GROSS                   Management For       For

1E.   ELECTION OF DIRECTOR: L. WILLIAM KRAUSE                 Management For       For

1F.   ELECTION OF DIRECTOR: HARVEY L. TEPNER                  Management For       For

1G.   ELECTION OF DIRECTOR: RANDOLPH I. THORNTON              Management For       For

1H.   ELECTION OF DIRECTOR: J. MICHAEL WALSH                  Management For       For

2.    ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.  Management Against   Against

3.    TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS     Management For       For
      CORE-MARK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
      FIRM TO SERVE FOR THE FISCAL YEAR ENDING DECEMBER 31,
      2012.



                           INVESTMENT COMPANY REPORT


MAXXAM INC.

Security        577913304          Meeting Type       Annual

Ticker Symbol   MAXX               Meeting Date       06-Jun-2012

ISIN            US5779133041       Agenda             933641234 - Management

                                                      FOR/AGAINST
ITEM  PROPOSAL                           TYPE    VOTE MANAGEMENT
----  --------                        ---------- ---- -----------

1.    DIRECTOR                        Management

         1  ROBERT J. CRUIKSHANK*                For      For

         2  STANLEY D. ROSENBERG*                For      For

         3  MICHAEL J. ROSENTHAL*                For      For

         4  J. KENT FRIEDMAN**                   For      For

         5  EZRA G. LEVIN**                      For      For



                           INVESTMENT COMPANY REPORT


KAISER ALUMINUM CORPORATION

Security        483007704          Meeting Type       Annual

Ticker Symbol   KALU               Meeting Date       07-Jun-2012

ISIN            US4830077040       Agenda             933634443 - Management

                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------

1.    DIRECTOR                                                   Management

         1   DAVID FOSTER                                                   For       For

         2   TERESA A. HOPP                                                 For       For

         3   WILLIAM F. MURDY                                               For       For

2.    ADVISORY VOTE TO APPROVE COMPENSATION OF THE COMPANY'S     Management Against   Against
      NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE
      PROXY STATEMENT

3.    RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS  Management For       For
      THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR 2012



                           INVESTMENT COMPANY REPORT


ROMA RESTAURANT HOLDING, INC.

Security        77599R980          Meeting Type       Annual

Ticker Symbol   ROMA               Meeting Date       18-Aug-2011

ISIN            		   Agenda             Management

                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------

1.    DIRECTOR                                                   Management

         1   CLAY CALLAN                                                    For       For




                           INVESTMENT COMPANY REPORT


AMTROL HOLDINGS, INC.

Security        03236C103          Meeting Type       Annual

Ticker Symbol                      Meeting Date       14-Dec-2011

ISIN                               Agenda             Management

                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------

1.    DIRECTOR                                                   Management

         1   RYAN LANGDON                                                   For       For

         2   TIMOTHY T. JANSZEN                                             For       For

         3   LARRY T. GUILLEMETTE                                           For       For

         4   DAVID P. SPALDING                                              For       For

	 5   RICHARD C. HARRIS                                              For       For

2.    ADVISORY VOTE TO APPROVE THE AMENDMENT OF THE             Management  FOR       FOR
      CORPORATION'S ARTICLES OF INCORPORATION TO INCREASE THE
      NUMBER OF AUTHORIZED SHARES OF THE CORPORATION FROM
      15,000,000 TO 150,000,000 FOR THE PURPOSE OF POTENTIAL
      AQUISITIONS, EQUITY INVESTMENTS AND GERNERAL CORPORATE
      PURPOSES




                           INVESTMENT COMPANY REPORT


GROUPE EUROTUNNEL, SA

Security        F477AL114          Meeting Type       MIX

Ticker Symbol                      Meeting Date       26-Apr-2012

ISIN            FR0010533075       Agenda             Management

                                                                                 FOR/AGAINST
ITEM  PROPOSAL                                                   TYPE     VOTE   MANAGEMENT
----  --------                                                ---------- ------- -----------

1.    REVIEW AND APPROVAL OF CORPORATE FINANCIAL              Management For       For
      STATEMENTS FOR THE FINANCIAL YEAR ENDED
      DECEMBER 31, 2011

2.    ALLOCATION OF INCOME FOR THE FINANCIAL YEAR             Management For       For
      ENDED DECEMBER 31, 2011

3.    REVIEW AND APPROVAL OF THE CONSOLIDATED                 Management For       For
      FINANCIAL STATEMENTS FOR THE FINANCIAL YEAR
      ENDED DECEMBER 31, 2011

4.    REGULATED AGREEMENTS AND COMMITMENTS PURSUANT TO        Management For       For
      ARTICLES L.225-38 AND L.225-42-1 OF THE COMMERCIAL
      CODE FOR THE FINANCIAL YEAR ENDED DECEMBER 31, 2011

5.    AUTHORIZATION TO BE GRANTED TO THE BOARD OF             Management For       For
      DIRECTORS TO IMPLEMENT A COMPANY'S SHARE REPURCHASE
      PLAN

6.    RENEWAL OF TERM OF MRS. COLETTE NEUVILLE AS             Management For       For
      BOARD MEMBER FOR A FOUR-YEAR PERIOD

7.    RATIFICATION OF THE COOPTATION OF MRS. COLETTE          Management For       For
      LEWINER AS BOARD MEMBER

8.    RENEWAL OF TERM OF MRS. COLETTE LEWINER AS              Management For       For
      BOARD MEMBER FOR A FOUR-YEAR TERM

9.    RENEWAL OF TERM OF MR. JEAN-PIERRE TROTIGNON AS         Management For       For
      BOARD MEMBER FOR A FOUR-YEAR TERM

10.   RENEWAL OF TERM OF MR. HUGUES LEPIC AS BOARD            Management For       For
      MEMBER FOR A FOUR-YEAR TERM

11.   RATIFICATION OF THE COOPTATION OF MR. PETER             Management For       For
      LEVENE AS BOARD MEMBER

12.   RENEWAL OF TERM OF MR. PETER LEVENE AS BOARD            Management For       For
      MEMBER FOR A FOUR-YEAR TERM

13.   AUTHORIZATION GRANTED TO THE BOARD OF DIRECTORS         Management For       For
      TO REDUCE CAPITAL BY CANCELLATION OF SHARES

14.   AMENDMENT TO ARTICLE 16 OF THE STATUTES RELATING        Management FOR       FOR
      TO THE NUMBER OF SHARES HELD BY BOARD MEMBERS
      DURING THEIR TERM OF OFFICE

15.   THE GENERAL MEETING, HAVING SATISFIED THE QUORUM        Management For       For
      AND MAJORITY REQUIRED FOR ORDINARY GENERAL MEETING
      GIVES FULL POWERS TO THE BEARER OF AN ORIGINAL, COPY
      OR EXTRACT OF THE MINUTES OF THIS MEETING FOR THE
      PURPOSE OF CARRYING OUT ALL LEGAL FORMALITIES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 29, 2012
   * Print the name and title of each signing officer under his or her signature By the Commission